BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 92.5%
Austria — 0.9%
Erste Group Bank AG	5,180	$209,486

Brazil — 5.7%
Banco do Brasil SA	12,100	133,364
Cia Siderurgica Nacional SA	36,700	122,953
Eletromidia SA (a)	57,276	178,157
Porto Seguro SA	17,200	97,601
Sendas Distribuidora S/A	19,200	50,321
Suzano SA	42,800	465,040
TIM SA, ADR	4,614	81,344
TIM SA	19,400	68,069
Vale SA - SP ADR, ADR	8,204	123,060
		1,319,909
Cayman Islands — 2.0%
StoneCo Ltd. - Class A (a)	29,937	467,017

China — 29.6%
3SBio, Inc.	48,500	45,046
Alibaba Group Holding Ltd., ADR (a)	6,768	506,787
Alibaba Group Holding Ltd. (a)	5,600	52,054
Anhui Conch Cement Co. Ltd. - Class H	39,000	90,942
Anhui Heli Co. Ltd. - Class A	15,600	35,551
Anker Innovations Technology Co. Ltd. - Class A	20,300	250,895
Asia - Potash International Investment Guangzhou Co. Ltd. - Class A (a)	75,100	285,816
Beijing New Building Materials PLC - Class A	51,100	167,423
Beijing Roborock Technology Co. Ltd. - Class A	9,078	380,344
BOE Technology Group Co. Ltd. - Class A	1,704,690	924,776
COSCO SHIPPING Holdings Co. Ltd. - Class H	263,500	242,765
Focus Media Information Technology Co. Ltd. - Class A	169,600	155,458
Hello Group, Inc., ADR	12,425	80,266
Henan Shuanghui Investment & Development Co. Ltd. - Class A	71,600	261,868
Huaxin Cement Co. Ltd. - Class A	72,900	136,138
JD.com, Inc. - Class A	305	4,157
JD.com, Inc., ADR	2,211	60,648
Kuaishou Technology (a)	36,100	266,177
Maxscend Microelectronics Co. Ltd. - Class A	9,800	190,382
Midea Group Co. Ltd. - Class A	90,800	658,592
Sany Heavy Industry Co. Ltd. - Class A	42,699	81,697
Shandong Pharmaceutical Glass Co. Ltd. - Class A	61,700	227,997
Trip.com Group Ltd., ADR (a)	1,365	48,021
Vipshop Holdings Ltd., ADR (a)	3,996	64,056
Wangsu Science & Technology Co. Ltd. - Class A	184,800	179,439
Wanhua Chemical Group Co. Ltd. - Class A	24,900	281,315
Weichai Power Co. Ltd. - Class A	462,400	966,698
Weichai Power Co. Ltd. - Class H	69,000	126,961
XCMG Construction Machinery Co. Ltd. - Class A	53,800	41,715
Xinfengming Group Co. Ltd. - Class A (a)	81,900	138,506
Zhuzhou Kibing Group Co. Ltd. - Class A	41,800	45,985
		6,998,475
Cyprus — 0.0%
Fix Price Group PLC, GDR (a),(b)	5,934	0

Hong Kong — 3.0%
Futu Holdings Ltd., ADR (a)	11,050	595,816
Orient Overseas International Ltd.	10,000	120,237
		716,053
Hungary — 0.3%
Richter Gedeon Nyrt	1,253	31,581
Wizz Air Holdings PLC (a)	2,318	55,187
		86,768
India — 6.9%
Bajaj Auto Ltd.	4,613	337,538
Bank of Baroda	59,198	140,131
Chambal Fertilisers and Chemicals Ltd.	31,877	121,702
Gravita India Ltd.	4,021	54,064
Mahindra & Mahindra Ltd.	19,107	377,956
Maruti Suzuki India Ltd.	2,742	349,110
PB Fintech Ltd. (a)	5,048	50,504
Power Grid Corp. of India Ltd.	60,440	151,587
Zydus Lifesciences Ltd.	9,620	73,595
		1,656,187
Indonesia — 1.3%
Bank Central Asia Tbk PT	142,500	82,477
Bank Mandiri Persero Tbk PT	640,100	241,363
		323,840
Ireland — 1.8%
PDD Holdings, Inc., ADR (a)	2,936	432,884

Israel — 4.0%
Inmode Ltd. (a)	1,384	32,870
Mizrahi Tefahot Bank Ltd.	1,640	58,461
Monday.com Ltd. (a)	1,031	185,415
Teva Pharmaceutical Industries Ltd. - Sponsored ADR, ADR (a)	28,401	278,898
Wix.com Ltd. (a)	3,853	391,080
		946,724
Japan — 0.8%
Suzuki Motor Corp.	4,800	196,150

Jordan — 0.3%
Hikma Pharmaceuticals PLC	3,196	69,644

Malaysia — 0.5%
Petronas Chemicals Group Bhd	75,800	117,609

Mexico — 1.2%
Coca-Cola Femsa SAB de CV, ADR	748	63,318
Gruma SAB de CV - Class B	4,750	87,824
Grupo Comercial Chedraui SAB de CV	4,500	26,458
Grupo Financiero Banorte SAB de CV	9,100	84,679
		262,279
Russia — 0.0%
HeadHunter Group PLC, ADR (a),(b)	3,106	0
Magnit PJSC (b)	2,995	0
Sberbank of Russia PJSC, ADR (a),(b)	9,522	0
		0
Singapore — 3.7%
DBS Group Holdings Ltd.	14,856	352,900
Singapore Airlines Ltd.	25,000	118,550
United Overseas Bank Ltd.	20,000	408,185
		879,635
South Africa — 1.1%
Aspen Pharmacare Holdings Ltd.	2,489	24,443
Bidvest Group Ltd.	7,993	99,967
Life Healthcare Group Holdings Ltd.	28,783	27,636
Sappi Ltd.	26,422	55,377
Thungela Resources Ltd.	3,370	25,722
Thungela Resources Ltd.	5,047	38,649
		271,794
South Korea — 13.4%
Classys, Inc.	2,851	92,042
Daewoo Engineering & Construction Co. Ltd. (a)	23,221	83,435
Hana Financial Group, Inc.	4,054	130,444
Hankook Tire & Technology Co. Ltd.	2,708	94,783
Hanwha Systems Co. Ltd.	14,053	175,394
HK inno N Corp.	2,227	68,497
Hyundai Engineering & Construction Co. Ltd.	10,868	301,263
Hyundai Steel Co.	4,471	121,556
LIG Nex1 Co. Ltd.	1,428	107,857
Samsung Electronics Co. Ltd.	13,347	752,607
Samsung Electronics Co. Ltd., GDR	81	112,673
SK Hynix, Inc.	10,333	1,072,168
		3,112,719
Taiwan — 11.4%
Accton Technology Corp.	34,000	578,473
Evergreen Marine Corp. Taiwan Ltd.	135,000	484,246
Hiwin Technologies Corp.	26,000	190,063
ITEQ Corp.	69,000	195,805
Nanya Technology Corp.	80,000	191,720
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,533	733,036
Yang Ming Marine Transport Corp.	284,000	382,122
		2,755,465
Thailand — 1.9%
Bangkok Bank PCL	48,800	209,611
Bumrungrad Hospital PCL (b)	18,900	119,812
Indorama Ventures PCL (b)	167,900	116,937
		446,360
United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	24,635	68,420

United States — 2.0%
Mosaic Co.	8,589	308,259
Samsonite International SA (a)	54,300	158,369
		466,628
Uruguay — 0.4%
Arcos Dorados Holdings, Inc. - Class A	8,839	102,444
TOTAL COMMON STOCKS (COST $20,181,248)		21,906,490

PREFERRED STOCKS — 2.8%
Brazil — 1.1%
Gerdau SA - SP ADR 13.846%	23,026	102,696
Usinas Siderurgicas de Minas Gerais S/A Usiminas 4.242%	101,600	162,245
		264,941
South Korea — 1.7%
Samsung Electronics Co. Ltd. 2.496%	9,195	412,500
TOTAL PREFERRED STOCKS (COST $654,211)		677,441

	NUMBER OF SHARES
SHORT-TERM INVESTMENTS — 5.2%
Tri-State Deposit, 5.45% (c)	242,737	242,737
U.S. Bank Money Market Deposit Account, 5.20% (c)	994,339	994,339
TOTAL SHORT-TERM INVESTMENTS (COST $1,237,076)		1,237,076
TOTAL INVESTMENTS (COST $22,072,535) — 100.5%		23,821,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(121,805)
TOTAL NET ASSETS — 100.0%		$23,699,202

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
GDR Global Depositary Receipt
PLC Public Limited Company

(a)	Non-income producing security.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $236,749 or 1.0% of net assets.

(c)	The rate shown is as of November 30, 2023.

Contracts For Difference held by the Fund at November 30, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Portugal
Jeronimo Martins	Goldman Sachs	12/08/2025	3.90%	Termination	7,142	$ 176,470	$ 22,267
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	5.33	Monthly	117,900	91,962	(89,999)
Taiwan
Elan Microelectronics Corp.	Goldman Sachs	07/13/2026	5.33	Termination	30,000	145,487	29,037
Total Long						413,919	(38,695)
Net unrealized gain/(loss) on Contracts For Difference							$ (38,695)

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS EMERGING MARKETS FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$21,906,490	$6,215,758	$15,453,983	$236,749
Preferred Stocks	677,441	264,941	412,500	–
Total Equity Securities	22,583,931	6,480,699	15,866,483	236,749
Derivative Investments
Swap	51,304	51,304	–	–
Total Derivative Investments	51,304	51,304	–	–

Short-Term Investments	1,237,076	994,339	242,737	–
Total Short-Term Investments	1,237,076	994,339	242,737	–
Total Assets*	23,872,311	7,526,342	16,109,220	236,749

Derivative Investments
Swap	(89,999)	(89,999)	–	–
Total Derivative Investments	(89,999)	(89,999)	–	–
Total Liabilities	$(89,999)	$(89,999)	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.